Summary of Significant Accounting Policies - Concentrations (Details) (Customer Concentration Risk [Member], Sales Revenue, Net [Member])	12 Months Ended
	Dec. 31, 2013 Plains Marketing, L.P. [Member]	Dec. 31, 2012 Plains Marketing, L.P. [Member]	Dec. 31, 2013 Shell Trading US Company [Member]	Dec. 31, 2012 Occidental Energy Marketing, Inc [Member]	Dec. 31, 2012 Andrews Oil Buyers, Inc [Member]	Dec. 31, 2011 Windsor Midstream LLC [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	37.00%	53.00%	37.00%	16.00%	10.00%	79.00%